Investments Accounted for Using the Equity Method (Principal Activities in Joint Ventures) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BOC [member]
Disclosure of joint ventures [line items]
Name of entity	BOC	BOC
Place of business/country of incorporation	PRC	PRC
Percentage of ownership interest	50.00%	50.00%
Principal activities	Production and sales of industrial gases	Production and sales of industrial gases
Measurement method	Equity	Equity
Shanghai Petrochemical Pressure Vessel Testing Center ("JYJC") [member]
Disclosure of joint ventures [line items]
Name of entity	Shanghai Petrochemical Pressure Vessel Testing Center ("JYJC")	Shanghai Petrochemical Pressure Vessel Testing Center ("JYJC")
Place of business/country of incorporation	PRC	PRC
Percentage of ownership interest	50.00%	50.00%
Principal activities	Provide inspection and testing service	Provide inspection and testing service
Measurement method	Equity	Equity
Shanghai Petrochemical Yangu Gas Development Company Limited ("Yangu Gas") [member]
Disclosure of joint ventures [line items]
Name of entity	Shanghai Petrochemical Yangu Gas Development Company Limited ("Yangu Gas")	Shanghai Petrochemical Yangu Gas Development Company Limited ("Yangu Gas")
Place of business/country of incorporation	PRC	PRC
Percentage of ownership interest	50.00%	50.00%
Principal activities	Production and sales of industrial gases	Production and sales of industrial gases
Measurement method	Equity	Equity